Exceptional Items - Summary of Exceptional Items relating to UK portfolio (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Exceptional Items [line items]
Derecognition of right-of-use assets and lease liabilities	$ 0		$ 22
Provision for onerous contractual expenditure	54
Other net impairment reversals/(charges):
Other impairment charges	5	$ (4)	(226)
Profit (loss) from operating activities	628	494	(153)
Fair value gains on contingent purchase consideration	8	6	13
(Loss) profit before tax	540	$ 361	(280)
UK Portfolio [member]
Disclosure Of Exceptional Items [line items]
Derecognition of right-of-use assets and lease liabilities			18
Exceptional items [member] | Onerous Contracts Provisions [Member]
Disclosure Of Exceptional Items [line items]
Provision for onerous contractual expenditure			(10)
Exceptional items [member] | UK Portfolio [member]
Disclosure Of Exceptional Items [line items]
Derecognition of right-of-use assets and lease liabilities			18
Reorganisation costs			4
Other net impairment reversals/(charges):
Property plant and equipment	3		(50)
Other impairment charges	3		(50)
Profit (loss) from operating activities	3		(46)
Fair value gains on contingent purchase consideration			21
(Loss) profit before tax	$ 3		(25)
Exceptional items [member] | UK Portfolio [member] | Cost of Sales [Member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs			(4)
Exceptional items [member] | UK Portfolio [member] | Onerous Contracts Provisions [Member]
Disclosure Of Exceptional Items [line items]
Provision for onerous contractual expenditure			$ 10